Non-financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Summary of Intangible Assets	Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2023
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions	—	23	—	—	23
Exchange differences	—	1	—	—	1
Amortization charge	—	(38)	—	(1,455)	(1,493)
Closing net book amount	134,453	1,618	427,779	13,333	577,183

As of June 30, 2023
Cost	134,453	2,993	489,698	23,999	651,143
Accumulated amortization	—	(1,375)	—	(10,666)	(12,041)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,618	427,779	13,333	577,183

Six Months Ended December 31, 2023
Opening net book amount	134,453	1,618	427,779	13,333	577,183
Additions	—	122	—	—	122
Exchange differences	—	1	—	—	1
Amortization charge	—	(15)	—	(727)	(742)
Closing net book amount	134,453	1,726	427,779	12,606	576,564

As of December 31, 2023
Cost	134,453	3,131	489,698	24,000	651,282
Accumulated amortization	—	(1,405)	—	(11,394)	(12,799)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,726	427,779	12,606	576,564

Summary of Carrying Value of In Process Research and Development Acquired by Product	Carrying value of in-process research and development acquired by product

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes remestemcel-L for the treatment of adults and children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease
Summary of Provisions

	As of December 31, 2023			As of June 30, 2023
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration(1)	500	17,036	17,536	636	16,563	17,199
Employee benefits	3,980	37	4,017	2,013	49	2,062
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	8,230	17,073	25,303	6,399	16,612	23,011
(1)    The classification of contingent consideration as current represents the expected payments within the next 12 months based on current development timelines.

Summary of Deferred Tax Balances	Deferred tax balances

(in U.S. dollars, in thousands)	As of December 31, 2023	As of June 30, 2023
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	74,684	76,020
Other temporary differences	13,185	11,972
Total deferred tax assets	87,869	87,992

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	87,869	87,992
Total deferred tax liabilities	87,869	87,992
Net deferred tax liabilities	—	—

Schedule of Movements Related to Deferred Tax Assets and Liabilities	Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2022	(80,411)	(7,831)	88,242	—
Charged/(credited) to:
- profit or loss	4,179	(4,141)	(250)	(212)
- directly to equity	212	—	—	212
As of June 30, 2023	(76,020)	(11,972)	87,992	—
Charged/(credited) to:
- profit or loss	1,234	(1,213)	(123)	(102)
- directly to equity	102	—	—	102
As of December 31, 2023	(74,684)	(13,185)	87,869	—
(1)Deferred tax assets are netted against deferred tax liabilities